Document And Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Lite Strategy, Inc.
Entity Central Index Key	0001262104
Entity Emerging Growth Company	false
Entity File Number	001-41827
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0407811
Entity Address, Address Line One	9920 Pacific Heights Blvd.,
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	369-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00000002 par value
Trading Symbol	LITS
Security Exchange Name	NASDAQ